Intangible assets	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
Intangible assets, net consisted of the following:

	Three Months Ended	Year Ended
	March 31, 2022	December 31, 2021
Cost	(in thousands)
Customer relationships	$4,055,260	$4,056,642
Order backlog	527,451	528,022
Trade names & brands	204,648	204,685
Patient database	170,456	170,525
Technology assets	121,211	121,507
Total cost	5,079,026	5,081,381
Accumulated amortization	(486,439)	(370,538)
Net book value	$4,592,587	$4,710,843
The identifiable intangible assets are amortized over their estimated useful lives.